Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Common stock equivalents
	June 30, 2015	June 30, 2014
Warrants	4,275,000	-
Totals	4,275,000	-